Impairment Of Exploration And Evaluation And Oil And Gas Properties - Summary of Sensitivity Analysis of Fair Value Measurement To Changes In Unobservable Inputs, Assets Oil And Gas Properties (Detail) - Producing [member] - USD ($)
$ in Millions
		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Wheatstone [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets oil and gas properties [line items]
Increase		$ 116
Decrease		$ (43)
Discount rate, measurement input [member] | Oil And Gas Properties [member] | Wheatstone [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets oil and gas properties [line items]
Increase	[1],[2],[3]		$ (159)
Decrease	[3]		178
Discount rate, measurement input [member] | Oil And Gas Properties [member] | NWS Oil Okha [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets oil and gas properties [line items]
Increase	[1],[2],[3]		(4)
Decrease	[3]		4
Brent Price Measurement Input [member] | Oil And Gas Properties [member] | North West Shelf [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets oil and gas properties [line items]
Decrease	[3]		(13)
Brent Price Measurement Input [member] | Oil And Gas Properties [member] | Wheatstone [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets oil and gas properties [line items]
Increase	[3]		438
Decrease	[3]		(438)
Brent Price Measurement Input [member] | Oil And Gas Properties [member] | NWS Oil Okha [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets oil and gas properties [line items]
Increase	[3]		39
Decrease	[3]		(39)
FX Measurement Input [member] | Oil And Gas Properties [member] | Wheatstone [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets oil and gas properties [line items]
Increase	[3],[4]		(122)
Decrease	[3]		122
FX Measurement Input [member] | Oil And Gas Properties [member] | NWS Oil Okha [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets oil and gas properties [line items]
Increase	[3],[4]		(28)
Decrease	[3]		$ 28

[1]	A change of 1% represents 100 basis points.
[2]	The relationship between the discount rate and carrying amount is non-linear and as such, the sensitivities are unlikely to result in a symmetrical impact. Due to the non-linear relationship, the impact of changing the discount rate is likely to be greater at a lower discount rate than at a higher discount rate.
[3]	The sensitivities represent reasonable possible changes to the discount rate, oil price and FX assumptions.
[4]	FX sensitivity of +12%/-12% was determined based on historical 5-year standard deviation of AU$/US$.